Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Net sales	$ 46,344,233	$ 30,952,897
Cost of goods sold	37,944,155	26,574,293
Gross profit	8,400,078	4,378,604
Operating expenses:
Selling, general, and administrative	4,973,277	4,512,592
Research and development	2,915,143	2,780,000
Total operating expenses	7,888,420	7,292,592
Income (loss) from operations	511,658	(2,913,988)
Other income, net:
Interest income	23,264	13,585
Other income, net	430,704	1,407,659
Total other income, net	453,968	1,421,244
Income (loss) before provision (benefit) for income taxes	965,626	(1,492,744)
Income tax benefit	(88,272)	(529,016)
Net income (loss)	1,053,898	(963,728)
Non-controlling interests in net income of subsidiary 48.2%	(293,890)	(8,308)
Net income (loss) attributable to Parent Company	$ 760,008	$ (972,036)
Basic earnings (loss) per share attributable to Parent Company stockholders	$ .07	$ (0.09)
Diluted earnings (loss) per share attributable to Parent Company stockholders	$ .07	$ (0.09)
Weighted average common shares outstanding - basic	10,533,869	10,386,881
Weighted average common shares outstanding - diluted	10,640,733	10,386,881
Comprehensive income (loss)
Net income (loss)	$ 1,053,898	$ (963,728)
Translation adjustments	(421,622)	(221,825)
Comprehensive income (loss)	632,276	(1,185,553)
Comprehensive income attributable to non-controlling interest	(293,890)	(8,308)
Comprehensive income (loss) attributable to controlling interest	$ 338,386	$ (1,193,861)